Payables and Other Current Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Payables [Line Items]
Current government grants	€ 24	€ 17
Maximum
Trade And Other Payables [Line Items]
Weighted average maturity period	60 days
Telefónica, S.A.
Trade And Other Payables [Line Items]
Weighted average maturity period	51 days	53 days